Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 21.9%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 3.5850%, 9/15/34 (144A)‡	$629,029	$614,381
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	246,464	243,058
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	518,155	512,589
ACM Auto Trust 2022-1A A, 3.2300%, 4/20/29 (144A)	415,912	414,724
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	110,101	107,761
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	511,811	508,937
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	801,000	757,511
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 3.8703%, 10/17/34 (144A)‡	330,000	314,732
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	94,635	92,154
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	83,649	80,118
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	223,238	204,542
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	191,344	180,306
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	398,127	360,469
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 3.8603%, 7/18/34 (144A)‡	278,000	264,900
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	417,405	404,859
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	643,909	625,989
Babson CLO Ltd 2020-4A A,
ICE LIBOR USD 3 Month + 1.2200%, 3.9299%, 1/20/32 (144A)‡	385,415	374,704
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	246,462
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,353,287
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 3.7927%, 8/15/36 (144A)‡	443,000	432,889
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 4.7434%, 4/15/37 (144A)‡	2,104,000	2,089,552
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	309,000	255,620
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	507,416
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 3.7380%, 10/15/36 (144A)‡	1,489,700	1,470,450
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 3.8980%, 10/15/36 (144A)‡	444,550	436,831
BX Commercial Mortgage Trust 2020-VKNG A,
ICE LIBOR USD 1 Month + 0.9300%, 3.7477%, 10/15/37 (144A)‡	235,432	229,045
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	848,000	808,354
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	964,000	918,511
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 3.4703%, 5/15/38 (144A)‡	268,000	257,822
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 3.7677%, 9/15/36 (144A)‡	1,043,000	998,737
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 4.4677%, 9/15/36 (144A)‡	1,096,000	1,043,390
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	524,866	518,626
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 2.2427%, 1/20/35 (144A)‡	1,312,000	1,258,107
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 2.8127%, 1/20/35 (144A)‡	500,944	468,492
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	1,159,335	1,014,929
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	425,347	363,010
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	1,261,000	1,219,650
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	3,066,000	2,949,068
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	568,181	551,146
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 3.4807%, 2/25/50 (144A)‡	551,890	524,000
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 2.7840%, 1/23/35 (144A)‡	383,807	357,096
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	678,398	637,368
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7177%, 11/15/37 (144A)‡	1,740,876	1,695,376
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 4.1177%, 11/15/37 (144A)‡	774,597	754,382
Cold Storage Trust 2020-ICE5 C,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 1 Month + 1.6500%, 4.4677%, 11/15/37 (144A)‡	$777,546	$751,151
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	22,209	21,853
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	68,393	65,246
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	159,281	156,817
Connecticut Avenue Securities Trust 2014-C02 1M2,
ICE LIBOR USD 1 Month + 2.6000%, 5.6840%, 5/25/24‡	722,320	722,076
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 7.9840%, 11/25/24‡	41,040	42,060
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 7.0840%, 5/25/25‡	112,581	114,891
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 5.4840%, 4/25/31 (144A)‡	47,333	47,217
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 5.3840%, 8/25/31 (144A)‡	27,710	27,647
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 5.2340%, 9/25/31 (144A)‡	98,995	98,766
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 5.1840%, 10/25/39 (144A)‡	31,744	31,535
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 11/25/41 (144A)‡	1,922,000	1,727,356
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 3.9307%, 12/25/41 (144A)‡	711,000	647,082
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 5.4307%, 12/25/41 (144A)‡	2,186,000	1,886,214
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 5.2807%, 1/25/42 (144A)‡	804,000	732,979
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	1,516,371	1,499,371
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 3/25/42 (144A)‡	668,463	662,071
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 5.0307%, 5/25/42 (144A)‡	446,902	446,622
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 4.8547%, 7/25/42 (144A)‡	352,467	352,023
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	381,441	379,524
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	595,548	588,494
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 3.7980%, 5/15/36 (144A)‡	1,687,000	1,663,886
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 4.2480%, 5/15/36 (144A)‡	831,000	809,639
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 6.7873%, 4/15/23 (144A)‡	845,285	815,177
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	1,183,000	971,093
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	1,052,013	995,273
Dryden Senior Loan Fund 2020-83A A,
ICE LIBOR USD 3 Month + 1.2200%, 3.9603%, 1/18/32 (144A)‡	374,404	363,964
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 3.8599%, 4/20/34 (144A)‡	419,000	404,343
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	545,000	541,593
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	580,000	545,938
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 4.1980%, 7/15/38 (144A)‡	407,492	390,793
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 8.0840%, 7/25/25‡	209,652	212,755
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 8.7840%, 4/25/28‡	225,999	237,256
Fannie Mae REMICS, 3.0000%, 5/25/48	982,239	885,691
Fannie Mae REMICS, 3.0000%, 11/25/49	963,753	873,339
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	3,516,574	2,913,410
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 5.0340%, 10/25/49 (144A)‡	23,678	23,429
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 12/25/50 (144A)‡	841,319	835,168
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 6.2340%, 9/25/50 (144A)‡	21,729	21,775
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 4.8807%, 11/25/50 (144A)‡	945,470	941,996
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/33 (144A)‡	442,000	433,414
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 4.5307%, 8/25/33 (144A)‡	476,000	436,510
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
US 30 Day Average SOFR + 2.9500%, 5.2307%, 6/25/42 (144A)‡	$928,915	$931,010
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 4.4350%, 9/25/42 (144A)‡	210,647	209,357
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	713,806	714,580
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	380,504	380,387
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,789,530	2,325,914
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 3.8520%, 12/15/36 (144A)‡	293,000	285,352
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 4.1520%, 12/15/36 (144A)‡	328,000	315,993
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 4.4510%, 12/15/36 (144A)‡	365,000	353,251
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	349,256
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	579,171
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 4.4830%, 1/23/35 (144A)‡	380,629	353,565
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	492,466	477,393
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	1,092,219	1,071,924
LCM LP 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 3.6899%, 3/20/30 (144A)‡	385,415	378,504
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	1,044,753	1,024,035
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 3.5180%, 3/15/38 (144A)‡	1,851,916	1,781,822
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 3.9180%, 3/15/38 (144A)‡	1,034,085	981,264
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 4.1406%, 5/15/39 (144A)‡	1,237,000	1,209,279
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 4.6180%, 11/15/38 (144A)‡	333,000	317,219
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 4.8180%, 11/15/38 (144A)‡	338,000	320,190
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 5.9680%, 11/15/38 (144A)‡	1,499,000	1,409,305
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 6.8180%, 11/15/38 (144A)‡	943,000	882,631
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 8/25/51 (144A)‡	742,001	693,627
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 10/25/51 (144A)‡	965,257	902,313
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	864,148	689,425
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	1,904,505	1,581,621
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	985,000	936,730
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 3.6190%, 4/15/38 (144A)‡	1,691,503	1,636,596
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 4.1690%, 4/15/38 (144A)‡	954,704	908,581
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	539,372
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	422,048
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	555,210
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	823,599
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	222,212	216,426
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	230,753	212,880
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	730,668	633,604
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	747,318	659,799
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	447,496	439,556
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 3.1307%, 10/25/51 (144A)‡	1,059,919	986,015
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 3.0332%, 11/25/51 (144A)‡	1,093,672	1,012,178
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,134,395	938,998
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	2,198,310	1,825,155
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	1,027,372	823,869
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,216,255	1,826,728
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	940,115	772,284
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	632,847	608,629
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	520,408	504,841
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	1,121,348	1,015,712
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	2,147,888	1,997,252
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
1.4550%, 10/25/51 (144A)‡	$1,224,574	$1,086,058
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	1,454,376	1,409,311
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	911,543	724,244
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 4.4099%, 1/20/35 (144A)‡	393,948	359,304
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	282,760	274,056
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	977,766	965,495
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	1,414,000	1,364,850
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	2,418,000	2,298,269
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	105,229	91,085
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 3.7899%, 1/20/32 (144A)‡	1,208,000	1,163,252
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	10,905	10,783
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	45,866	45,309
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 3.5485%, 11/15/38 (144A)‡	151,000	145,536
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	561,000	526,404
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	288,000	267,589
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	266,430	260,487
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	565,000	538,227
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	465,000	442,966
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	631,000	597,562
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	161,831	160,407
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	610,000	587,807
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 3.0832%, 8/25/51 (144A)‡	894,484	833,872
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	667,345	531,152
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	473,752	457,490
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	326,308	315,624
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	1,253,712	1,207,849
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	1,780,373	1,740,275
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	982,000	862,340
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	527,492
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7180%, 7/15/39 (144A)‡	605,000	582,498
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	172,031	164,860
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 4.6434%, 1/18/37 (144A)‡	701,122	679,314
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 3.9680%, 2/15/40 (144A)‡	435,421	417,151
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	398,395	375,053
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	637,000	625,907
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 2.9832%, 7/25/51 (144A)‡	721,969	671,860
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $129,119,400)		119,864,975
Corporate Bonds– 19.2%
Banking – 8.2%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	1,598,000	1,484,162
Banco Santander SA,
US Treasury Yield Curve Rate 1 Year + 2.0000%, 4.1750%, 3/24/28‡	2,200,000	1,982,467
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	1,186,000	1,094,886
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	1,292,000	1,175,641
Bank of America Corp, SOFR + 1.5800%, 4.3760%, 4/27/28‡	1,809,000	1,695,097
Bank of America Corp, SOFR + 1.8300%, 4.5710%, 4/27/33‡	872,000	781,039
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,613,000	1,558,561
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	549,000	527,040
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	3,379,000	2,519,725
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	800,000	683,181
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	672,000	509,769
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	668,000	632,930
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	877,000	793,726
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	152,000	141,556
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	1,454,000	1,158,752
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	688,000	660,255
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	1,023,000	812,522
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	631,000	574,897
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	507,000	488,146
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	1,936,000	1,826,777
JPMorgan Chase & Co, SOFR + 1.7500%, 4.5650%, 6/14/30‡	975,000	898,491
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	1,723,000	1,364,782
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	2,346,000	1,844,155

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
JPMorgan Chase & Co, SOFR + 1.8000%, 4.5860%, 4/26/33‡	$298,000	$268,144
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	642,000	607,104
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	548,000	494,159
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	579,000	504,367
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	852,000	840,811
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9500%, 5.0170%, 7/20/28‡	2,045,000	1,962,620
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9000%, 5.3540%, 9/13/28‡	857,000	835,621
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 2.1250%, 5.1330%, 7/20/33‡	652,000	609,178
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 2.1250%, 5.4720%, 9/13/33‡	685,000	658,965
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	1,856,000	1,702,466
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	808,000	698,181
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	2,545,000	2,011,983
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	2,808,000	2,012,293
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	865,000	843,057
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	2,832,000	2,084,699
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,#,µ	1,753,000	1,195,402
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	1,503,000	1,403,529
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	1,504,000	1,106,376
		45,047,512
Brokerage – 0.3%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	463,000	450,267
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	1,600,000	1,197,808
		1,648,075
Capital Goods – 0.1%
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	388,000	296,820
Communications – 0%
Comcast Corp, 3.7500%, 4/1/40	184,000	144,645
Consumer Cyclical – 0.5%
Amazon.com Inc, 3.0000%, 4/13/25	1,091,000	1,053,377
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	495,000	478,456
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	931,000	890,511
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	91,146
		2,513,490
Consumer Non-Cyclical – 1.5%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	1,476,000	1,446,480
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	341,000	322,728
Hasbro Inc, 3.9000%, 11/19/29	2,037,000	1,781,594
Hasbro Inc, 6.3500%, 3/15/40	226,000	215,807
Hasbro Inc, 5.1000%, 5/15/44	218,000	176,856
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	1,754,000	1,620,257
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	649,000	507,031
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	1,230,000	824,420
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	1,362,000	1,026,771
		7,921,944
Electric – 0.6%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	1,518,000	1,239,857
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,351,000	1,141,595
Duke Energy Corp, 4.3000%, 3/15/28	899,000	846,245
NRG Energy Inc, 6.6250%, 1/15/27	274,000	268,319
		3,496,016
Energy – 0.9%
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	160,199
EQT Corp, 3.1250%, 5/15/26 (144A)	2,447,000	2,228,510
EQT Corp, 5.7000%, 4/1/28	403,000	395,081
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	1,786,000	1,563,884
Southwestern Energy Co, 4.7500%, 2/1/32	827,000	693,109
		5,040,783

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies – 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	$1,382,000	$1,240,986
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	889,000	712,947
Air Lease Corp, 1.8750%, 8/15/26	1,246,000	1,055,960
Ares Capital Corp, 2.8750%, 6/15/27	1,106,000	923,944
Ares Capital Corp, 3.2000%, 11/15/31	1,264,000	900,966
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	122,623
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	840,000	827,244
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	852,000	655,742
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	783,000	567,561
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	986,000	808,520
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	731,000	502,573
		8,319,066
Insurance – 1.9%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	680,000	621,581
Athene Global Funding, 1.7300%, 10/2/26 (144A)	2,272,000	1,927,479
Athene Global Funding, 2.7170%, 1/7/29 (144A)	1,299,000	1,051,109
Athene Global Funding, 2.6460%, 10/4/31 (144A)	2,486,000	1,870,132
Brown & Brown Inc, 4.2000%, 3/17/32	404,000	345,389
Centene Corp, 4.2500%, 12/15/27	3,107,000	2,841,973
Centene Corp, 2.4500%, 7/15/28	1,180,000	960,780
Centene Corp, 3.0000%, 10/15/30	1,023,000	810,155
		10,428,598
Real Estate Investment Trusts (REITs) – 0.6%
Agree LP, 2.9000%, 10/1/30	1,220,000	974,700
American Homes 4 Rent LP, 2.3750%, 7/15/31	623,000	469,731
Invitation Homes Inc, 2.0000%, 8/15/31	1,301,000	933,311
Sun Communities Inc, 2.7000%, 7/15/31	1,501,000	1,134,436
		3,512,178
Technology – 2.9%
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,327,000	3,309,429
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	1,018,000	803,550
Global Payments Inc, 5.3000%, 8/15/29	581,000	546,399
Global Payments Inc, 5.4000%, 8/15/32	469,000	435,218
Marvell Technology Inc, 1.6500%, 4/15/26	956,000	835,061
Marvell Technology Inc, 4.8750%, 6/22/28	1,296,000	1,214,675
Microchip Technology Inc, 2.6700%, 9/1/23	1,585,000	1,544,646
Total System Services Inc, 4.8000%, 4/1/26	2,881,000	2,781,519
Trimble Inc, 4.7500%, 12/1/24	2,018,000	1,995,971
Trimble Inc, 4.9000%, 6/15/28	838,000	796,961
TSMC Arizona Corp, 3.8750%, 4/22/27	876,000	834,878
Workday Inc, 3.5000%, 4/1/27	493,000	456,021
		15,554,328
Transportation – 0.2%
GXO Logistics Inc, 1.6500%, 7/15/26	1,035,000	845,689
Total Corporate Bonds (cost $122,195,643)		104,769,144
Inflation-Indexed Bonds– 1.2%
United States Treasury Inflation Indexed Bonds, 0.6250%, 7/15/32ÇÇ((cost $6,802,755)	7,354,004	6,672,127
Mortgage-Backed Securities– 22.8%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	2,562,198	2,254,614
2.5000%, TBA, 15 Year Maturity	1,232,300	1,114,918
3.0000%, TBA, 30 Year Maturity	2,394,840	2,080,520
3.5000%, TBA, 30 Year Maturity	9,127,294	8,202,809
4.0000%, TBA, 30 Year Maturity	9,136,252	8,467,414
4.5000%, TBA, 30 Year Maturity	4,895,456	4,658,247
5.0000%, TBA, 30 Year Maturity	8,674,605	8,450,358
		35,228,880
Fannie Mae Pool:
3.0000%, 10/1/34	107,357	100,668
2.5000%, 11/1/34	153,175	139,304
3.0000%, 11/1/34	23,683	22,208
3.0000%, 12/1/34	25,227	23,655
6.0000%, 2/1/37	69,544	72,550
4.5000%, 11/1/42	47,345	46,360
3.0000%, 1/1/43	20,426	18,242
3.0000%, 2/1/43	21,770	19,442
3.0000%, 5/1/43	153,061	136,480
5.0000%, 7/1/44	353,256	353,802

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 10/1/44	$111,073	$108,449
4.5000%, 3/1/45	166,201	162,274
4.5000%, 6/1/45	83,069	81,325
3.5000%, 12/1/45	114,397	104,691
4.5000%, 2/1/46	162,576	159,194
3.5000%, 7/1/46	583,169	533,274
3.0000%, 9/1/46	438,000	390,551
3.0000%, 2/1/47	5,575,900	4,971,854
3.5000%, 3/1/47	100,053	91,564
3.5000%, 7/1/47	88,756	81,225
3.5000%, 8/1/47	157,668	144,142
3.5000%, 1/1/48	126,662	115,089
4.0000%, 1/1/48	923,574	867,342
3.0000%, 2/1/48	97,353	86,186
4.0000%, 3/1/48	268,669	252,313
5.0000%, 5/1/48	87,302	86,188
3.5000%, 7/1/48	2,277,813	2,082,927
4.0000%, 10/1/48	112,350	105,813
4.0000%, 6/1/49	45,316	42,571
3.0000%, 8/1/49	174,379	153,010
3.0000%, 9/1/49	46,590	40,842
4.0000%, 11/1/49	726,624	684,343
4.0000%, 11/1/49	63,662	59,807
3.5000%, 12/1/49	1,866,411	1,706,288
2.5000%, 1/1/50	121,120	102,751
4.5000%, 1/1/50	602,580	582,365
4.0000%, 3/1/50	1,066,832	1,004,756
4.0000%, 3/1/50	582,945	549,025
4.0000%, 3/1/50	217,404	204,754
2.5000%, 8/1/50	160,448	136,860
4.0000%, 9/1/50	1,138,014	1,069,097
2.5000%, 10/1/50	261,747	221,607
4.0000%, 10/1/50	1,166,476	1,095,835
4.5000%, 10/1/50	733,123	708,528
4.0000%, 3/1/51	3,010,487	2,828,173
4.0000%, 3/1/51	57,648	54,157
4.0000%, 3/1/51	27,876	26,254
2.5000%, 1/1/52	979,557	828,959
2.5000%, 2/1/52	4,751,875	4,017,266
2.5000%, 3/1/52	2,039,004	1,722,217
2.5000%, 3/1/52	1,950,729	1,649,158
2.5000%, 3/1/52	719,613	609,467
2.5000%, 3/1/52	165,023	139,314
2.5000%, 3/1/52	162,402	137,171
2.5000%, 3/1/52	140,344	118,648
2.5000%, 3/1/52	56,444	47,779
3.0000%, 3/1/52	793,716	692,543
3.5000%, 3/1/52	1,040,739	942,953
3.0000%, 4/1/52	673,834	587,961
3.0000%, 4/1/52	592,917	517,250
3.5000%, 4/1/52	590,173	533,547
3.5000%, 4/1/52	395,020	359,121
3.5000%, 4/1/52	329,315	297,552
3.5000%, 4/1/52	200,289	181,071
3.5000%, 4/1/52	120,414	108,808
3.5000%, 4/1/52	95,439	86,234
4.0000%, 4/1/52	431,913	403,426
4.5000%, 4/1/52	82,917	78,964
4.5000%, 4/1/52	63,806	60,764
4.5000%, 4/1/52	36,599	34,854
4.5000%, 4/1/52	33,208	31,625
4.5000%, 4/1/52	29,052	27,667
4.5000%, 4/1/52	18,706	17,814
3.5000%, 5/1/52	471,502	427,054
3.5000%, 5/1/52	317,187	286,729
4.5000%, 5/1/52	101,213	96,387
3.5000%, 6/1/52	1,686,453	1,532,404
3.5000%, 6/1/52	953,093	867,156
3.5000%, 6/1/52	699,470	629,384
4.0000%, 6/1/52	328,433	304,959
4.0000%, 6/1/52	87,987	81,699
3.5000%, 7/1/52	2,131,638	1,930,360
3.5000%, 7/1/52	242,922	220,732
3.5000%, 7/1/52	87,685	79,765

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 7/1/52	$140,359	$130,328
4.5000%, 7/1/52	491,939	468,465
4.5000%, 7/1/52	420,290	400,829
3.5000%, 8/1/52	415,361	376,077
3.5000%, 8/1/52	154,926	140,750
4.5000%, 8/1/52	1,665,775	1,588,646
5.5000%, 9/1/52	2,134,527	2,129,289
3.5000%, 8/1/56	1,646,039	1,508,162
3.0000%, 2/1/57	1,161,476	1,020,099
3.0000%, 6/1/57	5,602	4,921
		51,084,463
Freddie Mac Gold Pool:
3.5000%, 1/1/47	69,044	63,892
Freddie Mac Pool:
3.0000%, 5/1/31	933,176	880,101
3.0000%, 9/1/32	175,530	164,805
3.0000%, 10/1/32	55,213	51,839
3.0000%, 1/1/33	115,887	108,806
2.5000%, 12/1/33	1,070,689	996,027
3.0000%, 10/1/34	237,517	222,731
3.0000%, 10/1/34	111,437	104,500
2.5000%, 11/1/34	152,027	138,255
2.5000%, 11/1/34	120,811	109,868
6.0000%, 4/1/40	105,108	109,673
3.5000%, 7/1/42	6,231	5,760
3.5000%, 8/1/42	7,060	6,527
3.5000%, 8/1/42	6,263	5,790
3.5000%, 2/1/43	201,413	185,967
3.0000%, 3/1/43	201,135	179,352
3.0000%, 6/1/43	9,397	8,302
3.5000%, 2/1/44	333,262	307,704
4.5000%, 5/1/44	73,730	72,180
3.0000%, 1/1/45	317,004	280,852
4.0000%, 2/1/46	284,846	271,869
3.5000%, 7/1/46	209,876	190,818
4.0000%, 3/1/47	66,662	63,234
3.0000%, 4/1/47	193,166	170,961
3.5000%, 2/1/48	99,506	90,226
4.0000%, 4/1/48	245,875	230,511
4.5000%, 7/1/48	44,394	42,904
5.0000%, 9/1/48	11,566	11,418
4.0000%, 12/1/48	373,249	351,539
3.0000%, 8/1/49	57,827	50,742
3.0000%, 12/1/49	144,545	126,836
3.0000%, 12/1/49	75,833	66,542
2.5000%, 1/1/50	55,728	47,278
3.0000%, 3/1/50	44,873	39,362
4.0000%, 6/1/50	594,399	559,826
2.5000%, 8/1/50	81,816	69,815
2.5000%, 8/1/50	30,610	26,109
2.5000%, 9/1/50	153,438	130,825
4.5000%, 9/1/50	1,123,603	1,085,890
4.0000%, 10/1/50	105,100	98,737
2.5000%, 11/1/51	805,698	683,522
2.5000%, 1/1/52	306,102	259,469
2.5000%, 1/1/52	184,414	156,152
2.5000%, 2/1/52	433,342	366,337
3.0000%, 2/1/52	214,292	187,019
3.0000%, 2/1/52	161,236	140,739
2.5000%, 3/1/52	70,942	59,920
3.0000%, 3/1/52	276,177	241,031
4.5000%, 3/1/52	15,745	14,994
3.5000%, 4/1/52	232,804	210,475
3.5000%, 4/1/52	216,526	195,758
3.5000%, 4/1/52	80,302	72,564
3.5000%, 4/1/52	69,247	62,570
3.5000%, 6/1/52	968,141	877,058
3.5000%, 7/1/52	3,405,724	3,084,253
4.0000%, 7/1/52	315,728	293,166
4.0000%, 8/1/52	360,465	334,899
4.5000%, 8/1/52	3,643,066	3,474,422
4.5000%, 8/1/52	1,534,320	1,463,306
4.5000%, 8/1/52	780,287	744,166

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.5000%, 9/1/52	$525,841	$527,405
		21,113,706
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	5,481,176	4,697,817
3.5000%, TBA, 30 Year Maturity	3,957,668	3,590,622
		8,288,439
Ginnie Mae I Pool:
4.0000%, 1/15/45	1,072,231	1,022,484
4.5000%, 8/15/46	1,275,109	1,235,096
4.0000%, 8/15/47	40,001	37,931
4.0000%, 11/15/47	40,923	38,805
4.0000%, 12/15/47	116,332	110,310
		2,444,626
Ginnie Mae II Pool:
4.0000%, 8/20/47	124,892	118,187
4.0000%, 8/20/47	32,989	31,218
4.0000%, 8/20/47	15,319	14,510
4.5000%, 2/20/48	167,759	162,725
4.0000%, 5/20/48	209,925	197,925
4.5000%, 5/20/48	195,476	189,483
4.5000%, 5/20/48	51,787	50,199
4.0000%, 6/20/48	309,554	291,858
5.0000%, 8/20/48	278,135	276,178
3.0000%, 7/20/51	1,436,751	1,275,819
3.0000%, 8/20/51	3,907,610	3,472,173
		6,080,275
Total Mortgage-Backed Securities (cost $133,833,906)		124,304,281
United States Treasury Notes/Bonds– 31.6%
3.0000%, 7/15/25	3,289,000	3,179,024
0.8750%, 9/30/26	6,364,600	5,599,108
1.2500%, 11/30/26	2,897,300	2,578,257
1.2500%, 12/31/26	3,166,000	2,812,175
3.2500%, 6/30/27	15,618,900	15,052,715
2.7500%, 7/31/27	11,487,000	10,816,626
3.1250%, 8/31/27#	20,435,400	19,602,019
1.1250%, 8/31/28	8,600,600	7,281,281
2.8750%, 4/30/29	6,167,000	5,756,991
2.7500%, 5/31/29	5,255,500	4,866,880
2.7500%, 8/15/32	39,773,400	36,367,803
1.7500%, 8/15/41	12,511,000	8,553,908
2.0000%, 11/15/41	10,115,000	7,239,337
2.3750%, 2/15/42	6,069,000	4,650,371
3.3750%, 8/15/42	20,248,000	18,340,259
2.8750%, 5/15/52	24,010,000	20,134,636
Total United States Treasury Notes/Bonds (cost $192,523,347)		172,831,390
Investment Companies– 10.6%
Money Markets – 10.6%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $58,082,559)	58,077,662	58,083,469
Investments Purchased with Cash Collateral from Securities Lending– 3.7%
Investment Companies – 3.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	16,132,839	16,132,839
Time Deposits – 0.7%
Royal Bank of Canada, 3.0600%, 10/3/22	$3,986,209	3,986,209
Total Investments Purchased with Cash Collateral from Securities Lending (cost $20,119,048)		20,119,048
Total Investments (total cost $662,676,658) – 111.0%		606,644,434
Liabilities, net of Cash, Receivables and Other Assets – (11.0)%		(60,152,139)
Net Assets – 100%		$546,492,295

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$586,724,453	96.7%
Japan	4,907,195	0.8
Canada	3,759,582	0.6
Australia	2,587,856	0.4
Spain	1,982,467	0.3
Ireland	1,953,933	0.3
France	1,853,205	0.3
Guernsey	1,197,808	0.2
Finland	843,057	0.2
Taiwan	834,878	0.2

Total	$606,644,434	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 10.6%
Money Markets - 10.6%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$530,565	$(162)	$(201)	$58,083,469
Investments Purchased with Cash Collateral from Securities Lending - 3.0%
Investment Companies - 3.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	16,394∆	-	-	16,132,839
Total Affiliated Investments - 13.6%	$546,959	$(162)	$(201)	$74,216,308

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 10.6%
Money Markets - 10.6%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	85,015,569	284,479,664	(311,411,401)	58,083,469
Investments Purchased with Cash Collateral from Securities Lending - 3.0%
Investment Companies - 3.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	-	79,041,057	(62,908,218)	16,132,839

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	114	12/30/22	$12,775,125	$(645,703)
2 Year US Treasury Note	83	1/5/23	17,047,422	(153,660)
Ultra Long Term US Treasury Bond	25	12/30/22	3,425,000	(303,823)
Total - Futures Long				(1,103,186)
Futures Short:
5 Year US Treasury Note	40	1/5/23	(4,300,313)	(2,884)
Ultra 10-Year Treasury Note	22	12/30/22	(2,606,656)	(3,344)
Total - Futures Short				(6,228)
Total				$(1,109,414)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Futures contracts:
Average notional amount of contracts - long	$84,885,564
Average notional amount of contracts - short	10,280,321

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $133,059,320, which represents 24.3% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$119,864,975	$-
Corporate Bonds	-	104,769,144	-
Inflation-Indexed Bonds	-	6,672,323	-
Mortgage-Backed Securities	-	124,304,281	-
United States Treasury Notes/Bonds	-	172,831,390	-
Investment Companies	-	58,083,469	-
Investments Purchased with Cash Collateral from Securities Lending	-	20,119,048	-
Total Assets	$-	$606,644,630	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,109,414	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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